Note 1 - Basis of Presentation and General Information (Details Textual)	9 Months Ended
Dec. 31, 2025 USD ($)
Shareholders Ownership, Percentage	59.10%
Disposal Group, Disposed of Other than by Sale, Not Discontinued Operation, Spinoff [Member] | Due From Former Parent Company [Member]
Cash Retained From Spin Off Transaction	$ 13,129,541